Earnings Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share

Note 24 Earnings Per Share

Basic earnings available to ordinary shareholders per share is computed based on the weighted-average number of ordinary shares outstanding during each period. Diluted earnings available to ordinary shareholders per share is computed based on the weighted-average number of ordinary shares outstanding during each period, plus potential ordinary shares considered outstanding during the period, as long as the inclusion of such shares is not anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of share options (using the treasury shares method).

The Company applied the two-class method when computing its earnings per share, which requires that net income per share for each class of share be calculated assuming 100% of the Company’s net income is distributed as dividends to each class of share based on their contractual rights.

The following table sets forth the computation of basic and diluted earnings per outstanding ordinary share:

	Year Ended December 31,
	2013	2014	2015
Numerator:
Net income	$63,714	$54,434	$48,926
Less net income attribute to non-controlling interest	—	(8)	(35)
Redeemable non-controlling interest	—	(534)	(1,925)
Net income available to ordinary shareholders – basic	$63,714	$53,892	$46,966

Net income available to ordinary shareholders – diluted	$63,714	$53,892	$46,966

Denominator:
Weighted-average ordinary shares outstanding – basic	54,208,065	52,219,176	51,979,048
Potential ordinary shares	502,639	372,259	826,170

Weighted-average ordinary shares outstanding – diluted	54,710,704	52,591,435	52,805,218

Earnings per share attributable to AVG Technologies N.V. ordinary shareholders – basic	$1.18	$1.03	$0.90
Earnings per share attributable to AVG Technologies N.V. ordinary shareholders – diluted	$1.16	$1.02	$0.89

The following securities that could potentially dilute basic earnings per share in the future have been excluded from the above computation of earnings per share as their inclusion would have been anti-dilutive.

	Year Ended December 31,
	2013	2014	2015
Market restricted stock units	26,630	100,000	100,000
Options to purchase ordinary shares	1,235,448	1,675,499	860,324

Anti-dilutive shares	1,262,078	1,775,499	960,324